Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022
Summary of Significant Accounting Policies [Abstract]
Summary of Inventories	The following is a summary of the Company’s inventories at January 31, 2023 and April 30, 2022:

	January 31,	April 30,
	2023	2022
Raw materials	$359,965	$359,965
Sub-assemblies	347,986	345,217
Work in progress	21,741	21,741
Finished goods	28,663	28,662
Reserve for obsolescence	(81,446)	(81,446)

Total Inventory	$676,909	$674,139

Inventory consists of the following:

	April 30,
	2022	2021
Raw materials	$359,965	$381,930
Sub-assemblies	345,217	414,741
Work in progress	21,741	28,250
Finished goods	28,662	296,365
Reserve for obsolescence	(81,446)	(370,512)

Total Inventory	$674,139	$750,774

Summary of Property and Equipment
The following is a summary of the Company’s property and equipment at January 31, 2023 and April 30, 2022:

	January 31,	April 30,
	2023	2022
Equipment	$390,328	$379,612
Furniture & fixtures	102,563	102,563
Leasehold improvements	32,812	32,812

Total	525,703	514,987
Less: Accumulated depreciation	(465,042)	(444,952)

Property and equipment, net	$60,661	$70,035

Property and equipment consist of the following:

	April 30,
	2022	2021
Equipment	$379,612	$377,680
Furniture & fixtures	102,563	102,563
Leasehold improvements	32,812	32,812

Total	514,987	513,055
Less: Accumulated depreciation	(444,952)	(418,386)

Property and equipment, net	$70,035	$94,669